Accruals And Other Liabilities - Schedule of Accruals And Other Liabilities (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Jan. 31, 2019 USD ($)
Payables And Accruals [Line Items]
Payables to employees due to share options exercised in current year		¥ 7,321
Payment of tax witheld share based compensation		2,038
Initial reimbursement payment received	¥ 6,297			$ 935
Initial reimbursement payment, arrangement period	5 years
Initial reimbursement payment, recorded in other income		1,078	¥ 315
Advance Share Based Payments Refunded To Employees
Payables And Accruals [Line Items]
Payment to employees towards refund of advanced money for share options		¥ 23,602